Earnings Per Share	6 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

18. EARNINGS PER SHARE

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the six months ended March 31,
	2025	2024
Numerator:
Net loss attributable to Linkage Global Inc	$(3,087,359)	$(1,405,766)

Denominator:
Weighted average number of ordinary shares*	3,415,533	2,084,890

Net loss per ordinary share
– Basic and diluted	$(0.90)	$(0.67)

*	The number of ordinary shares is the weighted average number based on both Class A ordinary shares and Class B ordinary shares, with each Class B ordinary share representing 100 voting rights.